Commitments and Credit Risk	12 Months Ended
Dec. 31, 2011
Commitments and Credit Risk
Note 18:	Commitments and Credit Risk

At December 31, 2011 and 2010, total commercial and commercial real estate loans made up 64.5% and 60.5%, respectively, of the loan portfolio. Installment loans account for 13.8% and 16.8%, respectively, of the loan portfolio. Real estate loans comprise 21.7% and 22.7% of the loan portfolio as of December 31, 2011 and 2010, respectively, and primarily include first mortgage loans on residential properties and home equity lines of credit.

Included in cash and due from banks as of December 31, 2011 and 2010, is $10.4 million and $5.1 million, respectively, of deposits with the Federal Reserve Bank of Cleveland.

Commitments to Originate Loans

Commitments to originate loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since a portion of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.

At December 31, 2011 and 2010, the Company had outstanding commitments to originate variable rate loans aggregating approximately $11.0 million and $7.6 million, respectively. The commitments extended over varying periods of time with the majority being disbursed within a one-year period.

Mortgage loans in the process of origination represent amounts that the Company plans to fund within a normal period of 60 to 90 days, some of which are intended for sale to investors in the secondary market. The Company did not have any mortgage loans in the process of origination which are intended for sale at December 31, 2011. Total mortgage loans in the process of origination which are intended for sale amounted to approximately $1.6 million at December 31, 2010.

Standby Letters of Credit

Standby letters of credit are irrevocable conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Financial standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions. Performance standby letters of credit are issued to guarantee performance of certain customers under non-financial contractual obligations. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers. Fees for letters of credit are initially recorded by the Company as deferred revenue and are included in earnings at the termination of the respective agreements. Should the Company be obligated to perform under the standby letters of credit, the Company may seek recourse from the customer for reimbursement of amounts paid.

The Company had total outstanding standby letters of credit amounting to $962,000 and $897,000, at December 31, 2011 and 2010, respectively, with terms not exceeding nine months. At both December 31, 2011 and 2010, the Company had no deferred revenue under standby letter of credit agreements.

Lines of Credit and Other

Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Lines of credit generally have fixed expiration dates. Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate. Management uses the same credit policies in granting lines of credit as it does for on-balance-sheet instruments.

At December 31, 2011, the Company had granted unused lines of credit to borrowers aggregating approximately $11.1 million and $30.0 million for commercial lines and open-end consumer lines, respectively. At December 31, 2010, the Company had granted unused lines of credit to borrowers aggregating approximately $12.9 million and $29.2 million for commercial lines and open-end consumer lines, respectively.

Current Economic Conditions

The current protracted economic decline continues to present financial institutions with circumstances and challenges, which in some cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans.

At December 31, 2011, the Company held approximately $148.1 million in loans secured by commercial real estate and distributed within three distinct geographic areas in which the Company operates. Due to national, state and local economic conditions, values for commercial and development real estate have declined significantly and the market for these properties is depressed.

The accompanying consolidated financial statements have been prepared using values and information currently available to the Company.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses and capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity.